Label	Element	Value
AIG Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SunAmerica Income Funds

AIG Strategic Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 29, 2020, to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated July 29, 2020

Effective September 30, 2020, the following changes are made to each Fund’s Summary Prospectus and the Funds’ Prospectus, as applicable:

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Strategic Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The first row of the table in the section of the Summary Prospectus for AIG Strategic Bond Fund entitled “Fees and Expenses of the Fund” and the first row of the table in the subsection of the Prospectus entitled “Fund Highlights: AIG Strategic Bond Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

In the section of the Summary Prospectus for each Fund entitled “Fees and Expenses of the Fund” and the subsection of the Prospectus for each Fund entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the tables is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $250,000 or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
AIG Strategic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $250,000 or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.
AIG Strategic Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
AIG Strategic Bond Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none